Other receivables	9 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other receivables	Other receivables
Current other receivables and contract assets

	September 30, 2023	December 31, 2022
	£’000	£’000
VAT recoverable	2,223	3,040
Prepayments	5,997	5,935
Contract assets and accrued grant income	—	176
Accrued bank interest	442	746
Other receivables	5,125	4,721
	13,787	14,618
14.Other receivables (continued)

Non-current other receivables

	September 30, 2023	December 31, 2022
	£’000	£’000
Other receivables	674	100
	674	100

Non-current other receivables relate to deposits on leased premises; due back at the end of the respective lease terms.

A reconciliation of the movement in contract assets for the Group is as follows:

	January 1, 2023	Recognised as income	Deductions	September 30, 2023
	£’000	£’000	£’000	£’000
Collaboration contract assets	—	—	—	—
Grants	176	117	(293)	—
Total contract assets and accrued grant income	176	117	(293)	—

	January 1, 2022	Recognised as income	Deductions	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	126	171	(143)	22	176
Collaboration contract assets	179	(69)	(110)	—	—
Total contract assets and accrued grant income	305	102	(253)	22	176